Calvert
Mid-Cap Fund
June 30, 2022
Schedule of Investments (Unaudited)

Common Stocks — 96.9%

Security	Shares	Value
Auto Components — 4.0%
Aptiv PLC(1)	54,950	$ 4,894,397
Dorman Products, Inc.(1)	50,544	5,545,182
		$ 10,439,579
Banks — 4.5%
Commerce Bancshares, Inc.	60,425	$ 3,966,901
First Republic Bank	18,190	2,622,998
M&T Bank Corp.	32,585	5,193,723
		$ 11,783,622
Building Products — 2.0%
Trex Co., Inc.(1)	93,356	$5,080,434
		$5,080,434
Capital Markets — 5.9%
LPL Financial Holdings, Inc.	17,422	$3,214,010
MarketAxess Holdings, Inc.	14,980	3,835,030
Raymond James Financial, Inc.	50,087	4,478,279
Tradeweb Markets, Inc., Class A	54,947	3,750,133
		$15,277,452
Chemicals — 2.0%
Quaker Chemical Corp.	35,390	$5,291,513
		$5,291,513
Commercial Services & Supplies — 2.0%
Copart, Inc.(1)	23,941	$2,601,429
Rentokil Initial PLC ADR	86,637	2,522,003
		$5,123,432
Communications Equipment — 2.4%
F5, Inc.(1)	17,037	$2,607,342
Motorola Solutions, Inc.	17,273	3,620,421
		$6,227,763
Containers & Packaging — 2.1%
AptarGroup, Inc.	51,730	$5,339,053
		$5,339,053
Distributors — 1.0%
Pool Corp.	7,556	$2,653,894
		$2,653,894
Security	Shares	Value
Electric Utilities — 2.1%
Alliant Energy Corp.	92,486	$ 5,420,604
		$ 5,420,604
Electrical Equipment — 2.7%
AMETEK, Inc.	41,593	$ 4,570,655
Generac Holdings, Inc.(1)	11,982	2,523,169
		$ 7,093,824
Electronic Equipment, Instruments & Components — 1.3%
TE Connectivity, Ltd.	29,626	$ 3,352,182
		$3,352,182
Energy Equipment & Services — 2.0%
Baker Hughes Co.	181,987	$5,253,965
		$5,253,965
Entertainment — 2.2%
Electronic Arts, Inc.	47,775	$5,811,829
		$5,811,829
Equity Real Estate Investment Trusts (REITs) — 8.6%
Equity LifeStyle Properties, Inc.	91,628	$6,457,025
Lamar Advertising Co., Class A	58,759	5,169,029
Mid-America Apartment Communities, Inc.	30,857	5,389,792
Rexford Industrial Realty, Inc.	91,025	5,242,130
		$22,257,976
Food & Staples Retailing — 3.0%
Sysco Corp.	93,339	$7,906,747
		$7,906,747
Health Care Equipment & Supplies — 6.4%
Cooper Cos., Inc. (The)	20,794	$6,511,017
IDEXX Laboratories, Inc.(1)	7,461	2,616,796
Teleflex, Inc.	30,962	7,612,008
		$16,739,821
Health Care Providers & Services — 1.0%
R1 RCM, Inc.(1)	121,655	$2,549,889
		$2,549,889
Hotels, Restaurants & Leisure — 1.0%
Wyndham Hotels & Resorts, Inc.	38,496	$2,529,957
		$2,529,957

Calvert
Mid-Cap Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance — 3.7%
RLI Corp.	47,059	$ 5,486,609
Ryan Specialty Holdings, Inc.(1)	105,577	4,137,562
		$ 9,624,171
Interactive Media & Services — 1.2%
CarGurus, Inc.(1)	147,939	$ 3,179,209
		$ 3,179,209
IT Services — 3.1%
Euronet Worldwide, Inc.(1)	24,818	$ 2,496,443
VeriSign, Inc.(1)	32,524	5,442,241
		$7,938,684
Life Sciences Tools & Services — 2.1%
Waters Corp.(1)	16,223	$5,369,489
		$5,369,489
Machinery — 6.6%
Graco, Inc.	99,578	$5,915,929
Nordson Corp.	29,495	5,970,968
Westinghouse Air Brake Technologies Corp.	62,773	5,152,408
		$17,039,305
Multiline Retail — 2.0%
Dollar General Corp.	21,712	$5,328,993
		$5,328,993
Multi-Utilities — 2.1%
CMS Energy Corp.	80,944	$5,463,720
		$5,463,720
Pharmaceuticals — 2.0%
Royalty Pharma PLC, Class A	125,092	$5,258,868
		$5,258,868
Road & Rail — 1.5%
Landstar System, Inc.	27,139	$3,946,553
		$3,946,553
Semiconductors & Semiconductor Equipment — 2.1%
Microchip Technology, Inc.	92,725	$5,385,468
		$5,385,468
Software — 8.0%
Ceridian HCM Holding, Inc.(1)	63,317	$2,980,964
Fair Isaac Corp.(1)	13,877	5,563,289
Security	Shares	Value
Software (continued)
Synopsys, Inc.(1)	21,475	$ 6,521,958
Tyler Technologies, Inc.(1)	16,855	5,603,951
		$ 20,670,162
Specialty Retail — 3.3%
Five Below, Inc.(1)	21,570	$ 2,446,685
Floor & Decor Holdings, Inc., Class A(1)	37,226	2,343,749
O'Reilly Automotive, Inc.(1)	4,178	2,639,493
RH(1)	5,231	1,110,332
		$8,540,259
Trading Companies & Distributors — 3.0%
Core & Main, Inc., Class A(1)	181,659	$4,050,996
United Rentals, Inc.(1)	15,946	3,873,443
		$7,924,439
Total Common Stocks (identified cost $251,649,340)		$251,802,856

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(2)(3)	$360	$ 333,950
Total High Social Impact Investments (identified cost $360,000)		$ 333,950

Short-Term Investments — 5.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(4)	14,771,190	$ 14,771,190
Total Short-Term Investments (identified cost $14,771,190)		$ 14,771,190
Total Investments — 102.7% (identified cost $266,780,530)		$266,907,996
Other Assets, Less Liabilities — (2.7)%		$ (7,043,219)
Net Assets — 100.0%		$259,864,777

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated company.

Calvert
Mid-Cap Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

(3)	Restricted security. Total market value of restricted securities amounts to $333,950, which represents 0.1% of the net assets of the Fund as of June 30, 2022.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.

Abbreviations:
ADR	– American Depositary Receipt

The Fund did not have any open derivative instruments at June 30, 2022.
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$360,000
Affiliated Investments
At June 30, 2022, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated funds was $15,105,140, which represents 5.8% of the Fund's net assets. Transactions in the Notes and affiliated funds by the Fund for the fiscal year to date ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units/Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ 353,819	$ —	$ —	$ —	$(19,869)	$ 333,950	$4,050	$ 360,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	5,583,915	26,366,998	(31,949,578)	(777)	(558)	—	1,031	—
Liquidity Fund, Institutional Class(2)	—	28,629,982	(13,858,792)	—	—	14,771,190	3,456	14,771,190
Total				$(777)	$(20,427)	$15,105,140	$8,537

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$251,802,856(1)	$ —	$ —	$251,802,856
High Social Impact Investments	—	333,950	—	333,950
Short-Term Investments	14,771,190	—	—	14,771,190
Total Investments	$266,574,046	$333,950	$ —	$266,907,996

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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